CREDIT AGREEMENT	6 Months Ended	12 Months Ended
	Dec. 31, 2011	Jun. 30, 2011
Credit Agreement [Abstract]
Credit Agreement Disclosure [Text Block]

NOTE 8. CREDIT AGREEMENT

On May 2, 2011, the Company entered into and simultaneously closed a credit agreement for a $1.5 million bridge loan with three private institutional investors. Under the credit agreement, the Company issued to each lender a zero-coupon original issue discount note due February 2, 2012. The notes were convertible into shares of the Company’s common stock at the lender’s option at a price of $0.40 per share. The aggregate face amount of the notes at the February 2, 2012 maturity would be $1,677,438. The Company may prepay the notes at its option (together with accrued original issue discount), and was required to prepay them (together with accrued original issue discount) first out of the net proceeds of any future capital raising transactions by the Company.

The Company also agreed to issue to the lenders warrants to purchase an aggregate of 1,500,000 shares of common stock, exercisable for five years at an initial exercise price of $0.50 per share (the “Lender Warrants”). The Lender Warrants contain provisions that protect holders from future issuances of the Company’s common stock at prices below such warrants’ respective exercise prices and these provisions could result in modification of the warrants exercise price based on a variable that is not an input to the fair value of a “fixed-for-fixed” option as defined under FASB ASC Topic No. 815 – 40. The fair values of the Lender Warrants were recognized as derivative warrant instruments at issuance and are measured at fair value at each reporting period. The Company determined the fair value of the warrants was $1,132,000 at the issuance date. This amount was recorded as a debt discount and is amortized to interest expense over the term of the debentures.

The Company determined the convertible debentures contained a beneficial conversion feature based on the conversion price of the debt instrument. The beneficial conversion feature was measured using the commitment-date stock price and was determined to be $368,000. This amount was recorded as a debt discount and is amortized to interest expense over the term of the debentures.

The Company agreed to pay finder’s fees consisting of cash in the amount of 5% of the aggregate issue price of the notes, or $75,000 in total , and warrants to purchase an aggregate of 75,000 shares of common stock, exercisable for five years at an initial exercise price of $0.40 per share (the “Arranger Warrants”). The Arranger Warrants contain provisions that protect holders from future issuances of the Company’s common stock at prices below such warrants’ respective exercise prices and these provisions could result in modification of the warrants exercise price based on a variable that is not an input to the fair value of a “fixed-for-fixed” option as defined under FASB ASC Topic No. 815 – 40. The fair value of the Arranger Warrants was recognized as derivative warrant instruments at issuance and is measured at fair value at each reporting period. The Company determined the fair value of the Arranger Warrants at the issuance date was $57,750, which was recorded as deferred financing costs. The deferred financing costs of $132,750 will be amortized over the life of the debt on a straight-line basis which approximates the effective interest method.

On August 25, 2011, the Company entered into an Amendment and Waiver Agreement with the holders of the zero-coupon bridge notes (the “Waiver Agreement”).  Pursuant to the Waiver Agreement, effective upon the closing of POSCAN’s initial $8 million investment under the SPA (see Note 10), the zero-coupon bridge notes maturity date was extended to June 30, 2012, and the Company is not required to make any prepayment out of the proceeds of the SPA.  As the POSCAN closing occurred on September 14, 2011, the Waiver Agreement was deemed effective on that date.  The Waiver Agreement does not alter the principal amount of the zero-

coupon bridge notes, however it provides that such notes will accrue interest at a rate of 15% per annum from February 2, 2012, until June 30, 2012.  The Waiver Agreement also reduces the conversion price of the $1.5 million zero-coupon bridge notes from $0.40 to $0.12 per share.  In connection with the Waiver Agreement, the Company agreed to pay an arranger a cash fee of $30,000.

The Company concluded that the Waiver Agreement resulted in a substantial modification of terms of the debt because the fair value of the embedded conversion feature increased by more than 10% as a result of the decrease in the conversion price from $0.40 per share to $0.12 per share. Accordingly, the Company recognized the amendment as an extinguishment of debt and recorded a loss on debt extinguishment.   The Company determined that the fair value of the Credit Agreement approximated the initial $1.5 million face value of the notes plus accrued interest of $84,192 due to the short-term nature of the notes.  As a result, the Company recorded a loss on debt extinguishment of $841,752, consisting of $745,377, the difference between the carrying value of the notes and the estimated fair value of the post-modification notes, $66,375 of unamortized deferred financing costs and $30,000 for the Waiver Agreement arranger fee.  See summary below.

September 14, 2011
Loss on Extinguishment
Estimated fair value of debt after modification	$1,584,192
Waiver fee	30,000
Fair value of assets given	1,614,192
Less: Carrying Value of pre-modification debt	(838,815)
Unamortized deferred financing costs	66,375
Loss on debt extinguishment	$841,752

The new convertible debentures were analyzed for a beneficial conversion feature after the debt modification at which time it was concluded that a beneficial conversion feature existed. The beneficial conversion feature was measured using the commitment-date stock price and was determined to be $330,019. This amount was recorded as a debt discount and is amortized to interest expense over the term of the debentures. See detail summary below for carrying value of debt.

December 31, 2011
Post-Modification Debt
Estimated fair value of debt after modification	$1,584,192
Less: Beneficial conversion feature discount	(330,019)
Carrying value at September 14, 2011	1,254,173
Accrued interest	72,538
Amortization of debt discount	121,443
Carrying value at December 31, 2011	$1,448,154

NOTE 8. CREDIT AGREEMENT

On May 2, 2011, the Company entered into and simultaneously closed a Credit Agreement for a $1.5 million bridge loan with three private institutional investors. Under the Credit Agreement, the Company issued to each lender a zero-coupon original issue discount note due February 2, 2012.  The notes are convertible into shares of the Company’s common stock at the lender’s option at a price of $0.40 per share.  The aggregate face amount of the notes at the February 2, 2012 maturity is $1,677,438. The Company may prepay the notes at its option (together with accrued original issue discount), and must prepay them (together with accrued original issue discount) first out of the net proceeds of any future capital raising transactions by the Company.

The Company also agreed to issue to the lenders warrants to purchase an aggregate of 1,500,000 shares of common stock, exercisable for five years at an initial exercise price of $0.50 per share (the “Lender Warrants”).   The Lender Warrants contain provisions that protect holders from future issuances of the Company’s common stock at prices below such warrants’ respective exercise prices and these provisions could result in modification of the warrants exercise price based on a variable that is not an input to the fair value of a “fixed-for-fixed” option as defined under FASB ASC Topic No. 815 – 40.  The fair values of the Lender Warrants were recognized as derivative warrant instruments at issuance and are measured at fair value at each reporting period. The Company determined the fair value of the warrants was $1,132,000 at the issuance date. This amount was recorded as a debt discount and is amortized to interest expense over the term of the debentures.

The convertible debentures were analyzed for a beneficial conversion feature at which time it was concluded that a beneficial conversion feature existed.  The beneficial conversion feature was measured using the commitment-date stock price and was determined to be $368,000.  This amount was recorded as a debt discount and is amortized to interest expense over the term of the debentures.

The effective interest rate of the note is 222,684,930%

The Company agreed to pay finder’s fees consisting of cash in the amount of 5% of the aggregate issue price of the notes, or $75,000 in total ,   and warrants to purchase an aggregate of 75,000 shares of common stock, exercisable for five years at an initial exercise price of $0.40 per share (the “Arranger Warrants”). The Arranger Warrants contain provisions that protect holders from future issuances of the Company’s common stock at prices below such warrants’ respective exercise prices and these provisions could result in modification of the warrants exercise price based on a variable that is not an input to the fair value of a “fixed-for-fixed” option as defined under FASB ASC Topic No. 815 – 40.  The fair value of the Arranger Warrants were recognized as derivative warrant instruments at issuance and are measured at fair value at each reporting period. The Company determined the fair value of the Arranger Warrants at the issuance date was $57,750, which was recorded as deferred financing costs.  The deferred financing costs of $132,750 will be amortized over the life of the debt on a straight-line basis which approximates the effective interest method.  During the year ended June 30, 2011, the Company recorded $29,500 of interest expense on deferred financing costs.

Subsequent to year end, this credit agreement was amended.  See Note 14.